Long-Term Debt - Euro-denominated term loans- Additional Information (Detail) - 6 months ended Jun. 30, 2016 € in Millions, $ in Millions	USD ($) Vessel CreditFacility	EUR (€) Vessel CreditFacility
Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on Debt	0.30%
Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on Debt	2.80%
Euro Denominated Term Loans [Member]
Debt Instrument [Line Items]
Number of credit facilities | CreditFacility	2	2
Long-term debt	$ 239.8	€ 215.9
Reference rate for the variable rate of the debt instrument	EURIBOR
Collateral, number of vessels | Vessel	2	2
EURIBOR [Member] | Euro Denominated Term Loans [Member] | Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on Debt	0.60%
EURIBOR [Member] | Euro Denominated Term Loans [Member] | Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on Debt	2.25%